             Kemper New Europe Fund, Inc.                             Kemper Target 2010 Fund
  Supplement to Statement of Additional Information      Supplement to Statement of Additional Information
               Dated September 3, 1999                                Dated November 15, 1999
                    --------------                                         --------------
            Kemper Aggressive Growth Fund                           Kemper Global Discovery Fund
                Kemper Blue Chip Fund                    Supplement to Statement of Additional Information
                  Kemper Growth Fund                                    Dated March 1, 1999
       Kemper Small Capitalization Equity Fund                             ______________
                Kemper Technology Fund                                 Kemper Contrarian Fund
               Kemper Total Return Fund                        Kemper-Dreman High Return Equity Fund
              Kemper Value + Growth Fund                            Kemper Small Cap Value Fund
  Supplement to Statement of Additional Information             Kemper Small Cap Relative Value Fund
   Dated February 1, 1999, as revised May 14, 1999       Supplement to Statement of Additional Information
                    ______________                                     Dated February 1, 1999
          Kemper U.S. Growth and Income Fund                               ______________
  Supplement to Statement of Additional Information                   Kemper Asian Growth Fund
                Dated February 1, 1999                                   Kemper Europe Fund
                    ______________                                   Kemper Global Income Fund
              Kemper Classic Growth Fund                             Kemper International Fund
  Supplement to Statement of Additional Information      Supplement to Statement of Additional Information
                Dated January 1, 1999                                   Dated March 1, 1999
                    --------------                                         --------------
        Kemper-Dreman Financial Services Fund                       Kemper Global Blue Chip Fund
  Supplement to Statement of Additional Information         Kemper International Growth And Income Fund
                Dated February 1, 1999                          Kemper Emerging Markets Income Fund
                    ______________                              Kemper Emerging Markets Growth Fund
                 Growth Fund Of Spain                                Kemper Latin America Fund
  Supplement to Statement of Additional Information      Supplement to Statement of Additional Information
                 Dated March 1, 1999                                    Dated March 1, 1999
                    --------------                                         --------------
             Kemper Horizon 20+ Portfolio                              Kemper High Yield Fund
             Kemper Horizon 10+ Portfolio                            Kemper High Yield Fund II
              Kemper Horizon 5 Portfolio                         Kemper High Yield Opportunity Fund
  Supplement to Statement of Additional Information         Kemper Income and Capital Preservation Fund
                Dated December 1, 1999                         Kemper Short-Term U.S. Government Fund
                    ______________                                  Kemper Strategic Income Fund
                  Kemper Value Fund                            Kemper U.S. Government Securities Fund
  Supplement to Statement of Additional Information                  Kemper U.S. Mortgage Fund
                Dated February 1, 1999                   Supplement to Statement of Additional Information
                                                                       Dated January 1, 2000


The following text supplements the section entitled "Purchase of Shares" in each of the currently effective Statements of Additional Information:

From January 1, 2000 to April 30, 2000 ("Special Offering Period"), Kemper Distributors, Inc. ("KDI"), the principal underwriter, intends to reallow to certain firms the full applicable sales charge with respect to Class A shares purchased for self-directed Individual Retirement Accounts ("IRA accounts") during the Special Offering Period (not including Class A shares acquired at net asset value). IRA accounts include Traditional, Roth and Education IRAs, Savings Incentive Match Plan for Employees of Small Employers ("SIMPLE") IRA accounts and Simplified Employee Pension Plan ("SEP") IRA accounts. Firms entitled to the full reallowance during the Special Offering Period are those firms which allow KDI to participate in a special promotion of self-directed IRA accounts, with other fund complexes, sponsored by the firms during the Special Offering Period.


January 1, 2000